RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS

26 RELATED PARTY TRANSACTIONS

Some of the Company’s transactions and arrangements are with related parties and the effect of these on the basis determined between the parties is reflected in these financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

	2020	2021	2022
	S$	S$	S$

Transactions with related parties:

Research income from associate	-	50,205	207,206
Purchase from associate	-	2,499	7,360
Interest expense paid to a shareholder	-	-	1,233
Service fee paid to directors	6,625	11,660	11,268
Amount due to a director	-	1,265	1,265

Balances with related parties:
Trade payables to associate	-	1,102	-

Compensation of directors and key management personnel

The remuneration of directors and key management personnel during the year were as follows:

	2020	2021	2022
	S$	S$	S$

Wages and salaries	255,491	272,507	290,070
Defined contribution plans	35,371	37,285	39,122
Other short-term benefits	2,900	3,358	3,414
Total	293,762	313,150	332,606

Analyzed by:
Directors of the Company	-	-	-
Other key management personnel	293,762	313,150	332,606
Total	293,762	313,150	332,606

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022